Supplemental cash flow information	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Supplemental cash flow information
27.	Supplemental cash flow information

(1)	Classification of cash flows in Financial Services segment
Sony classifies the cash flows from changes in assets and liabilities associated with the insurance business and banking business, such as investments and advances, deposits from customers, insurance contract liabilities and borrowings/debt, as cash flows from operating activities in the consolidated statements of cash flows because the changes are derived from the principal revenue-producing activities of Sony.

(2)	Classification of cash flows of content assets
Sony classifies the cash flows from the additions and disposals of content assets as cash flows from operating activities in the consolidated statements of cash flows because the additions and disposals of content assets are derived from the principal revenue-producing activities of Sony.

(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Interest received
Financial services revenue	208,170	224,137	244,292
Financial income	6,988	20,872	36,295
Dividends received
Financial services revenue	27,075	23,409	52,760
Financial income	2,800	3,488	1,138
Interest paid
Financial services expenses	6,607	27,352	74,857
Financial expenses	8,843	11,663	22,667
The above are items presented in the consolidated statements of income, which include cash flows for interest and dividends.
Sony classifies the cash flows from interest and dividends of the above as cash flows from operating activities in the consolidated statements of cash flows.

(4)	Non-cash investing and financing activities
Non-cash investing and financing activities included an increase in ROU assets as a result of entering into lease contracts during the fiscal years ended March 31, 2022, 2023 and 2024, and the conversion of convertible bonds during the fiscal years ended March 31, 2022 and 2023. Refer to (5) Reconciliation of liabilities arising from financing activities for more details.
In addition, during the fiscal year ended March 31, 2022, a portion of the consideration received from the transfer of certain operations of Game Show Network, LLC was in the form of stock. Refer to Note 31 for more details.

(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt
Balance as of April 1, 2021	52,537	969,044

Net cash flows from financing activities	408	(163,104)
Acquisitions through business combinations	—	8,346
Non-cash items:
Conversion of convertible bonds	—	(14,597)
Obtaining assets by entering into lease contracts	—	121,937
Translation adjustment	1,659	35,652
Other	1,487	(6,045)

Total changes	3,554	(17,811)

Balance as of March 31, 2022	56,091	951,233

Net cash flows from financing activities	32,391	229,578
Acquisitions through business combinations	—	32,009
Non-cash items:
Conversion of convertible bonds	—	(26,563)
Obtaining assets by entering into lease contracts	—	127,322
Translation adjustment	4,533	22,684
Other	(369)	(13,936)

Total changes	36,555	371,094

Balance as of March 31, 2023	92,646	1,322,327

Net cash flows from financing activities	(18,370)	97,026
Acquisitions through business combinations	796	853
Non-cash items:
Obtaining assets by entering into lease contracts	—	101,039
Translation adjustment	12,097	76,168
Other	1,133	(11,400)

Total changes	(4,344)	263,686

Balance as of March 31, 2024	88,302	1,586,013

The amount of short-term borrowings and long-term debt associated with the insurance business and banking business operations, which are classified as cash flows from operating activities in the consolidated statements of cash flows, is excluded from the amount above.

(6)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2022	2023	2024
Cash and demand deposits	1,824,912	1,227,541	1,535,476
Time deposits with original maturities of three months or less	72,270	76,452	63,169
Money market funds	71,554	116,607	219,559
Call loans	80,900	60,300	88,909

Total	2,049,636	1,480,900	1,907,113

Cash and demand deposits, time deposits with original maturities of three months or less and call loans are classified as financial assets required to be measured at amortized cost, whose carrying amounts approximate their fair values mainly due to their short-term nature. Money market funds are short-term and highly liquid investments with insignificant risk of changes in value. Money market funds are classified as financial assets required to be measured at fair value through profit or loss and classified within Level 1 of the fair value hierarchy.

(7)	Payments for purchases of businesses and other
During the fiscal year ended March 31, 2024, Sony newly obtained an interest in a company which owns certain music assets in the Music segment for consideration of 90,968 million yen, which is reflected in cash flows from investing activities as “Payments for purchases of businesses and other.” This transaction is accounted for as an acquisition of a group of assets that does not constitute a business.
As a result of the transaction, Sony consolidated the company and recognized 182,689 million yen of content assets (music catalogs) as well as 90,968 million yen of noncontrolling interests.